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                                                              April 27, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, DC 20549


RE: Calamos Advisors Trust (the "Trust") (File Nos. 333-72511 and 811-09237) Post-Effective Amendment No. 1 to Registration
     Statement on Form N-1A


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendment stated above, to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 26, 2000.

     Comments or questions concerning this certificate may be directed to James
S. Hamman, Jr. at (630) 245-7296.


                                                  Sincerely,


                                                  Calamos Advisors Trust



                                                  By:  /s/ James S. Hamman, Jr.
                                                       ------------------------
                                                           James S. Hamman, Jr.
                                                           Secretary